Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases	LeasesDuring the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, is R&D. Pursuant to the terms of the agreement, the aggregate minimum lease payments for the first five years are fixed at which point the parties agree to perform an open market review, subject to a minimum and maximum rent escalation of 2% and 4%, respectively. Alternatively, the Company has the contractual right to exit the lease upon the fifth anniversary of lease commencement. In accounting for its Right-of-use asset and Lease liability, the Company concluded it was reasonably certain that it would occupy the space for the full ten-year term. During the second quarter of 2021, the Company entered into a new 18-month lease for its existing U.S. corporate offices in New Jersey, which commenced in June 2021.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(864)	—	(864)
Exchange difference	(132)	—	(132)
September 30, 2021	9,990	134	10,124

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(1,172)	(22)	(1,194)
Lease termination	864	—	864
Exchange difference	19	—	19
September 30, 2021	(2,542)	(42)	(2,584)

Net book amount as of September 30, 2021	7,448	92	7,540

Cost
January 1, 2020	5,887	78	5,965
Modification of lease terms	(583)	—	(583)
Exchange difference	(38)	—	(38)
September 30, 2020	5,266	78	5,344

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(846)	(15)	(861)
Exchange difference	(14)	—	(14)
September 30, 2020	(1,927)	(15)	(1,942)

Net book amount as of September 30, 2020	3,339	63	3,402
Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2021	2020	2021	2020
R&D expenses	334	232	1,016	685
G&A expenses	61	60	178	176
	395	292	1,194	861

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(892)	(24)	(916)
Interest	168	2	170
Exchange difference	(234)	(10)	(244)
September 30, 2021	8,106	89	8,195

January 1, 2020	4,953	78	5,031
Modification of lease terms	(583)	—	(583)
Cash outflow (including interest)	(914)	(15)	(929)
Interest	82	2	84
Exchange difference	56	(3)	53
September 30, 2020	3,594	62	3,656

September 30, 2021
Lease liabilities (short-term)	981	31	1,012
Lease liabilities (long-term)	7,125	58	7,183
Total lease liabilities	8,106	89	8,195

September 30, 2020
Lease liabilities (short-term)	1,033	18	1,051
Lease liabilities (long-term)	2,561	44	2,605
Total lease liabilities	3,594	62	3,656